Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2017
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

Note 4 Prepaid Expenses and Other Current Assets

Significant components of prepaid expenses and other current assets as of December 31, 2017 and 2016 are summarized as follows:

(in thousands)	2017	2016
Prepaid expenses	$65,159	84,173
Income taxes receivable	41,400	-
R&D state tax credit	22,642	-
Supplies inventory	17,072	17,105
Other	70,292	63,210
Total	$216,565	164,488